Warrants (Details) € / shares in Units, $ / shares in Units, $ in Thousands, € in Millions					1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 16, 2022 EUR (€) shares	Dec. 16, 2022 $ / shares	Aug. 17, 2022 shares	Aug. 08, 2022 EUR (€) shares	Jun. 30, 2022 shares	Jun. 30, 2020 € / shares shares	Oct. 31, 2019 EUR (€)	Apr. 30, 2017 USD ($) $ / shares shares	Apr. 30, 2017 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) Day shares	Dec. 31, 2022 $ / shares	Dec. 15, 2022 shares	Sep. 30, 2022 EUR (€) € / shares shares	Sep. 30, 2021 shares	Sep. 30, 2020 shares	Jun. 30, 2020 $ / shares shares	Apr. 30, 2017 EUR (€) € / shares shares	Apr. 07, 2017 EUR (€)
Number of warrants issued										18,352,893
Warrants outstanding												16,351,314			917,164
Payments for redemption of warrants | $										$ 427
MARIADB CORPORATION AB [Member]
Number of warrants issued											9,607,720
Warrants outstanding															4,019,757	9,607,720
Payments for redemption of warrants | $											$ 7,749
APHC | Option Two [Member] | Minimum [Member]
Fair value of common stock ($) | $ / shares													$ 10
2017 Series C Warrants
Number of warrants issued										1,215,345
Warrants exercise price | $ / shares													0.04
Warrants outstanding												0			74,479
Number of warrants repurchased			326,429	5,000,194
Maximum repurchase value of warrants | €				€ 8.0
Maximum threshold period for repurchase of warrants after receipt of the notice				30 days
Number of warrants redeemed	326,429
Redemption price of warrants | $ / shares		$ 1.19
Payments for redemption of warrants | €	€ 0.4
2017 Series C Warrants | MARIADB CORPORATION AB [Member]
Number of warrants issued											5,326,623
Warrants exercise price | € / shares															€ 0.01
Warrants outstanding															326,429	5,326,623
Number of warrants repurchased			326,429	5,000,194
Maximum repurchase value of warrants | €				€ 8.0
Maximum threshold period for repurchase of warrants after receipt of the notice				30 days
Series C Warrants 2020 [Member]
Number of warrants issued										786,234
Warrants exercise price | $ / shares													5.22
Warrants outstanding															652,126
Series C Warrants 2020 [Member] | MARIADB CORPORATION AB [Member]
Number of warrants issued											3,445,912
Warrants exercise price | € / shares															€ 1.19
Warrants outstanding															2,858,143	3,445,912
Public Warrants
Number of warrants issued										8,850,458
Warrants exercise price | $ / shares													11.5
Warrants outstanding												8,850,458
Public Warrants | Angel Pond Partners LLC [Member]
Loan facility amount | €												€ 0.0
Public Warrants | APHC
Number of shares issuable on exercise of warrants												7,310,297
Warrants exercise price | $ / shares													11.5
Public Warrants | APHC | Option One [Member]
Warrant redemption price per share | $ / shares													0.01
Minimum notice period of redemption to each warrant holder										30 days
Number of trading days | Day												20
Number of trading days ending three business days | Day												30
Notice of redemption to warrant holders | Day												3
Public Warrants | APHC | Option One [Member] | Minimum [Member]
Fair value of common stock ($) | $ / shares													18
Public Warrants | APHC | Option Two [Member]
Warrant redemption price per share | $ / shares													0.1
Minimum notice period of redemption to each warrant holder										30 days
Number of trading days | Day												20
Number of trading days ending three business days | Day												30
Notice of redemption to warrant holders | Day												3
Public Warrants | APHC | Option Two [Member] | Minimum [Member]
Fair value of common stock ($) | $ / shares													10
Public Warrants | APHC | Option Two [Member] | Maximum [Member]
Fair value of common stock ($) | $ / shares													18
Private Warrants
Number of warrants issued										7,310,297
Warrants exercise price | $ / shares													11.5
Warrants outstanding												7,310,297
Private Warrants | APHC
Number of shares issuable on exercise of warrants												8,850,458
Warrants exercise price | $ / shares													11.5
Term of warrants												5 years
Number of days warrants not transferable | Day												30
Private Warrants | APHC | Minimum [Member]
Fair value of common stock ($) | $ / shares													10
Loan facility with European Investment Bank | MARIADB CORPORATION AB [Member]
Maximum loan facility available | €																				€ 25.0
Loan facility with European Investment Bank | 2017 Series C Warrants
Number of warrants issued								5,326,623	5,326,623
Maximum loan facility available | $								$ 25
Amount of loan tranche							€ 15.0	$ 10
Threshold period prior to the maturity of the capital loan for the warrant holder to exercise the put option								30 days	30 days
Maximum fair value of shares for which warrants exercisable | €									€ 8.0
Loan facility with European Investment Bank | 2017 Series C Warrants | MARIADB CORPORATION AB [Member]
Number of warrants issued								5,326,623	5,326,623
Maximum loan facility available | €																			€ 25.0
Amount of loan tranche | €							€ 15.0		€ 10.0
Threshold period prior to the maturity of the capital loan for the warrant holder to exercise the put option								30 days	30 days
Maximum fair value of shares for which warrants exercisable | €									€ 8.0
Series C Preferred Shares | Loan facility with European Investment Bank | 2017 Series C Warrants
Number of shares issued for each warrant								1											1
Warrants exercise price | $ / shares								$ 0.01
Series C Preferred Shares | Loan facility with European Investment Bank | 2017 Series C Warrants | MARIADB CORPORATION AB [Member]
Number of shares issued for each warrant								1											1
Warrants exercise price | € / shares																			€ 0.01
Kreos Capital IV
Loan facility amount | €												€ 4.0
Number of shares issuable on exercise of warrants												190,559
Warrants exercise price | $ / shares													2.288
Warrants outstanding												190,559
Kreos Capital IV | MARIADB CORPORATION AB [Member]
Loan facility amount | €															€ 4.0
Number of shares issuable on exercise of warrants															190,559
Warrants exercise price | € / shares															€ 2.29
Kreos Capital IV | Series B Preferred Shares
Number of warrants issued										835,185
Number of shares issued for each warrant												1
Warrants exercise price | $ / shares													$ 0.522
Kreos Capital IV | Series B Preferred Shares | MARIADB CORPORATION AB [Member]
Number of warrants issued											835,185
Number of shares issued for each warrant															1
Warrants exercise price | € / shares															€ 0.522
Investment agreement with several investors | Series C Warrants 2020 [Member]
Number of warrants exercised														2,365,078			587,769
Warrants outstanding												0		493,065			2,858,143
Investment agreement with several investors | Series C Warrants 2020 [Member] | MARIADB CORPORATION AB [Member]
Number of warrants exercised															587,769
Warrants outstanding															2,858,143
Investment agreement with several investors | Series C Preferred Shares | Series C Warrants 2020 [Member]
Number of warrants issued					3,445,912
Number of shares issued for each warrant						1												1
Warrants exercise price | $ / shares																		$ 1.1859
Number of shares issued (in shares)					3,445,912
Investment agreement with several investors | Series C Preferred Shares | Series C Warrants 2020 [Member] | MARIADB CORPORATION AB [Member]
Number of warrants issued						3,445,912
Number of shares issued for each warrant						1									1			1
Warrants exercise price | € / shares						€ 1.1859
Number of shares issued (in shares)						3,445,912